Note 18 - Financial Instruments (Details Textual) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Dec. 01, 2019
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		4.44%
Gains (losses) on change in value of reported currency in 10% change	$ 203,197
Working capital	7,065,368
Currency risk, denominated in USD [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary liabilities	$ 1,554,939
Bottom of range [member]
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	3.35%
Top of range [member]
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.60%